LEASE LIABILITY - Disclosure of Movement in Lease Liabilities (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Lease liabilities [abstract]
Gross lease obligations	$ 585,919	$ 188,696
Deferred finance charges	(101,164)	(17,743)
Total lease liability	484,755	170,953
Less: Current portion	89,436	60,621
Non-current portion	395,319	110,332
Interest on lease liabilities included in finance costs	$ 13,747	$ 11,859
Incremental borrowing rate at initial application date	8.70%	8.45%
Total cash outflow for the lease liability	$ 75,090	$ 58,649